Subsequent events	12 Months Ended
Oct. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
31. Subsequent events
Subsequent to October 31, 2024, the following events took place:
•On November 13, 2024, the Company issued $5,000 of bond debentures at a 10% discount, for net cash proceeds of $4,464, with a 12% coupon rate. The bonds were issued and cash received by the Company on November 13, 2024 with a maturity of 5 years. In connection with the issuance, the company incurred $36 in bond debenture fees.
•On December 30, 2024, the Company repaid the $13,000 principal balance of the note payable to Opaskwayak Cree Nation.
•On January 13, 2025, the Company entered into a definitive agreement to acquire a 51% ownership interest in Purecan GMbH ("Purecan"), a pharmaceutical wholesaler based in Germany, for a total consideration of $3,569 (CAD) million in common shares of High Tide, price locked as of January 7, 2025, €1.2 million in cash, and €1.2 million in a promissory note with a 7% annual interest rate, payable quarterly, and maturing two years after closing.